Income and Expenses Relating to Life Insurance Operations - Gains or Losses Relating to Variable Annuity and Variable Life Insurance Contracts (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Life insurance premiums and related investment income
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]			Unrealized Gains Loss On Derivative Instruments
Variable Annuity and Variable Life Insurance Contracts
Life insurance premiums and related investment income
Net realized and unrealized gains or losses from investment assets	¥ (1,590)	¥ (1,259)	¥ 15,512	¥ (11,820)
Net gains or losses from derivative contracts	(242)	(1)	(1,971)	252
Life insurance costs
Changes in the fair value of the policy liabilities and policy account balances	(10,501)	(10,508)	(3,727)	(28,645)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	7,473	8,304	13,848	16,966
Changes in the fair value of the reinsurance contracts	206	30	1,006	(488)
Variable Annuity and Variable Life Insurance Contracts | Futures
Life insurance premiums and related investment income
Net gains or losses from derivative contracts	(150)	173	(1,557)	852
Variable Annuity and Variable Life Insurance Contracts | Foreign exchange contracts
Life insurance premiums and related investment income
Net gains or losses from derivative contracts	¥ (92)	¥ (174)	¥ (414)	¥ (600)